Share Capital and Share Premium	6 Months Ended
Dec. 31, 2022
Share Capital and Share Premium [Abstract]
Share capital and share premium

Note 13. Share capital and share premium

As of December 31, 2022, the share capital stock and share premium amounts to $66,862,670. As of June 30, 2022 the share capital stock and share premium amounts to $7,600,000.